Risk Information - Liquidity investments - By region (Details) - Liquidity risk	Dec. 31, 2020	Dec. 31, 2019
Sweden
Risk information
Percentage of liquidity investments	44.00%	39.00%
North America
Risk information
Percentage of liquidity investments	3.00%	10.00%
West European countries excl. Sweden
Risk information
Percentage of liquidity investments	43.00%	34.00%
Asia excl. Japan
Risk information
Percentage of liquidity investments	2.00%	6.00%
Japan
Risk information
Percentage of liquidity investments	4.00%	5.00%
Middle East/ Africa/Turkey
Risk information
Percentage of liquidity investments	3.00%	4.00%
Australia
Risk information
Percentage of liquidity investments	1.00%	2.00%